Shareholder Report, Line Graph (Details) 195570_F-m Emerald Special Situations ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
F/m Emerald Special Situations ETF
Account Value [Line Items]
Line Graph and Table Measure Name											F/m Emerald Special Situations ETF NAV
Accumulated Value	$ 42,767	$ 33,550	$ 27,137	$ 22,808	$ 29,710	$ 20,640	$ 13,931	$ 15,000	$ 11,298	$ 10,000	$ 60,689
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return Index
Accumulated Value	$ 33,220	$ 28,677	$ 22,734	$ 19,810	$ 22,845	$ 17,171	$ 14,139	$ 13,956	$ 11,606	$ 10,000	$ 39,898